ALLIANCE GOVERNMENT RESERVES

This is filed pursuant to Rule 497(e).
File Nos:  002-63315 and 811-02889

YIELDS

  For current recorded yield information on the Funds, call toll-free (800) 221-9513.

  The Funds are open-end management investment companies with investment objectives of safe-ty, liquidity and maximum current income (in the case of Alliance Municipal Trust-General, exempt from Federal income taxes and, in the case of the New York, California, Connecti-cut, New Jersey, Virginia and Florida Portfo-lios, exempt from Federal and state income taxes of the respective states) to the extent consistent with the first two objectives. Al-liance Capital Reserves, Alliance Money
 Reserves, Alliance Government Reserves,
 Alliance Treasury Reserves and the General
 Portfolio of Alliance Municipal Trust are di-versified. The New York, California, Connect-icut, New Jersey, Virginia and Florida Port-folios of Alliance Municipal Trust are non-diversified, and are offered only to resi-dents of each such respective state. This prospectus sets forth the information about each Fund that a prospective investor should know before investing. Please retain it for future reference.

  AN INVESTMENT IN A FUND IS (i) NEITHER IN-
 SURED NOR GUARANTEED BY THE U.S. GOVERNMENT;
 (ii) NOT A DEPOSIT OR OBLIGATION OF, OR GUAR-
 ANTEED OR ENDORSED BY, ANY BANK; AND (iii)
 NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT
 INSURANCE CORPORATION, THE FEDERAL RESERVE
 BOARD OR ANY OTHER AGENCY. THERE CAN BE NO
 ASSURANCE THAT A FUND WILL BE ABLE TO MAIN-
 TAIN A STABLE NET ASSET VALUE OF $1.00 PER
 SHARE. THE PORTFOLIOS OF ALLIANCE MUNICIPAL
 TRUST, EXCEPT FOR THE GENERAL PORTFOLIO, MAY
 INVEST A SIGNIFICANT PORTION OF THEIR ASSETS
 IN THE SECURITIES OF A SINGLE ISSUER. ACCORD-
 INGLY, AN INVESTMENT IN SUCH PORTFOLIOS MAY
 BE RISKIER THAN AN INVESTMENT IN OTHER TYPES
 OF MONEY MARKET FUNDS.

  A "Statement of Additional Information" for each Fund dated November 1, 1996, which pro-vides a further discussion of certain areas in this prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange
 Commission and is incorporated herein by ref-erence. A free copy may be obtained by con-tacting your Financial Consultant.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR
 DISAPPROVED BY THE SECURITIES AND EXCHANGE
 COMMISSION OR ANY STATE SECURITIES COMMISSION
 NOR HAS THE SECURITIES AND EXCHANGE COMMIS-
 SION OR ANY STATE SECURITIES COMMISSION
 PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
 PROSPECTUS. ANY REPRESENTATION TO THE CON-
 TRARY IS A CRIMINAL OFFENSE.

 CONTENTS
 -------

  Expense Information.......................................................   2
  Financial Highlights......................................................   3
  Investment Objectives and Policies........................................   8
  Purchase and Redemption of Shares.........................................  13
  Additional Information....................................................  14

 NOVFSC1996


               [LOGO OF FSC SECURITIES CORPORATION APPEARS HERE]

                                                MEMBER NASD/SIPC


         Presents . . .

    . ALLIANCE CAPITAL RESERVES

    . ALLIANCE MONEY RESERVES

    . ALLIANCE GOVERNMENT RESERVES

    . ALLIANCE TREASURY RESERVES

    . ALLIANCE MUNICIPAL TRUST--

          GENERAL PORTFOLIO

          CALIFORNIA PORTFOLIO

          CONNECTICUT PORTFOLIO

          FLORIDA PORTFOLIO

          NEW JERSEY PORTFOLIO

          NEW YORK PORTFOLIO

          VIRGINIA PORTFOLIO


     PROSPECTUS  NOVEMBER 1, 1996


2300 Windy Ridge Parkway   [FSC LOGO APPEARS HERE]
Suite 1100
Atlanta, Georgia 30339
770/916-6500

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES

  The Funds have no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING
 EXPENSES (as a percentage
 of average net assets,
 after expense              ACR   AMR   AGR   ATR   AMT-GEN AMT-NY AMT-CA AMT-CT AMT-NJ AMT-VA AMT-FL
 reimbursement)             ---   ---   ----  ----  ------- ------ ------ ------ ------ ------ ------
   Management Fees........   .46%  .46%  .48%  .50%   .50%    .50%   .50%   .50%   .50%   .50%   .50%
   12b-1 Fees.............   .25   .25   .25   .25    .25     .25    .25    .25    .25    .25    .25
   Other Expenses.........   .29   .29   .27   .25    .25     .25    .25    .25    .25    .25    .25
                            ----  ----  ----  ----   ----    ----   ----   ----   ----   ----   ----
   Total Fund Operating
    Expenses..............  1.00% 1.00% 1.00% 1.00%  1.00%   1.00%  1.00%  1.00%  1.00%  1.00%  1.00%

EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
   ACR..........................................  $10     $32     $55     $122
   AMR..........................................  $10     $32     $55     $122
   AGR..........................................  $10     $32     $55     $122
   ATR..........................................  $10     $32     $55     $122
   AMT--General.................................  $10     $32     $55     $122
   AMT--New York................................  $10     $32     $55     $122
   AMT--California..............................  $10     $32     $55     $122
   AMT--Connecticut.............................  $10     $32     $55     $122
   AMT--New Jersey..............................  $10     $32     $55     $122
   AMT--Virginia................................  $10     $32     $55     $122
   AMT--Florida.................................  $10     $32     $55     $122

  The purpose of the foregoing table is to assist the investor in understand-ing the various costs and expenses that an investor in the Fund will bear di-rectly and indirectly. The expenses listed in the table for ACR, AMR, AMT-CT, AMT-NJ, AMT-VA and AMT-FL are net of the contractual reimbursement by the Ad-viser described in this prospectus. The expenses of such Portfolios, before expense reimbursements, would be: ACR: Management Fee--.47%, 12b-1 Fees--.25%, Other Expenses--.29% and Total Operating Expenses--1.01%; AMR: Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.29% and Total Operating Ex-penses--1.04%; AMT-CT: Management Fee--.50%, 12b-1 Fees--.25%, Other Ex-penses--.37% and Total Operating Expenses--1.12%; AMT-NJ: Management Fee--
 .50%, 12b-1 Fees--.25%, Other Expenses--.37% and Total Operating Expenses-- 1.12%; AMT-VA: Management Fee--.50%, 12b-1 Fees--.25%, Other Expenses--.38% and Total Operating Expenses--1.13%, and AMT-FL: Management Fee--.50%, 12b-1 Fees--.25%, Other Expenses--.34% and Total Operating Expenses--1.09%. THE EX-AMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     FINANCIAL HIGHLIGHTS . FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following tables have been audited by McGladrey & Pullen LLP, each of the Fund's independent auditors, whose unqualified report thereon appears in each Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto included in each Fund's Statement of Additional Information.

                                                      YEAR ENDED JUNE 30,
 ALLIANCE CAPITAL RESERVES  --------------------------------------------------------------------------------
                             1996    1995    1994    1993    1992    1991    1990    1989    1988     1987
                            ------  ------  ------  ------  ------  ------  ------  ------  -------  -------
 Net asset value,
  beginning of period.....  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $  1.00  $  1.00
                            ------  ------  ------  ------  ------  ------  ------  ------  -------  -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income....   .0471   .0447   .0255   .0266   .0438   .0662   .0782   .0788   0.0625   0.0549
 Net realized gain on
  investments.............     -0-     -0-     -0-   .0003   .0013     -0-     -0-     -0-      -0-      -0-
                            ------  ------  ------  ------  ------  ------  ------  ------  -------  -------
 Net increase in net
  assets from operations..   .0471   .0447   .0255   .0269   .0451   .0662   .0782   .0788   0.0625   0.0549
                            ------  ------  ------  ------  ------  ------  ------  ------  -------  -------
 LESS: DISTRIBUTIONS
 Dividends from net
  investment income.......  (.0471) (.0447) (.0255) (.0266) (.0438) (.0662) (.0782) (.0788) (0.0625) (0.0549)
 Distributions from net
  realized gains..........     -0-     -0-     -0-  (.0003) (.0013)    -0-     -0-     -0-      -0-      -0-
                            ------  ------  ------  ------  ------  ------  ------  ------  -------  -------
 Total dividends and
  distributions...........  (.0471) (.0447) (.0255) (.0269) (.0451) (.0662) (.0782) (.0788) (0.0625) (0.0549)
                            ------  ------  ------  ------  ------  ------  ------  ------  -------  -------
 Net asset value, end of
  period..................  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $  1.00  $  1.00
                            ======  ======  ======  ======  ======  ======  ======  ======  =======  =======
 TOTAL RETURNS
 Total investment return
  based on:
  Net asset value(a)......    4.82%   4.57%   2.58%   2.73%   4.61%   6.84%   8.14%   8.20%    6.45%    5.64%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year
  (in millions)...........  $4,804  $3,024  $2,417  $2,112  $1,947  $1,937  $1,891  $1,536   $1,392   $1,458
 Ratio to average net
  assets of:
  Expenses, net of waivers
   and reimbursements.....    1.00%   1.00%   1.00%   1.00%   1.00%    .97%    .88%    .95%     .95%     .99%
  Expenses, before waivers
   and reimbursements.....    1.00%   1.03%   1.03%   1.00%   1.00%    .97%    .98%   1.05%    1.05%    1.09%
  Net investment
   income(b)..............    4.69%   4.51%   2.57%   2.65%   4.37%   6.62%   7.82%   7.87%    6.26%    5.50%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Net of expenses reimbursed or waived by the Adviser.

                                                                                FEBRUARY 16,
                                       YEAR ENDED JUNE 30,                         1989(A)
ALLIANCE MONEY RESERVES   ----------------------------------------------------     THROUGH
                          1996    1995    1994    1993    1992    1991   1990   JUNE 30, 1989
                          -----  ------  ------  ------  ------  ------  -----  -------------
Net asset value, begin-
 ning of period.........  $1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $1.00      $1.00
                          -----  ------  ------  ------  ------  ------  -----      -----
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...   .047    .045    .025    .027    .044    .066   .079       .033
                          -----  ------  ------  ------  ------  ------  -----      -----
LESS: DISTRIBUTIONS
Dividends from net in-
 vestment income .......  (.047)  (.045)  (.025)  (.027)  (.044)  (.066) (.079)     (.033)
                          -----  ------  ------  ------  ------  ------  -----      -----
Net asset value, end of
 period.................  $1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $1.00      $1.00
                          =====  ======  ======  ======  ======  ======  =====      =====
TOTAL RETURN
Total investment return
 based on:
 Net asset value(b).....   4.81%   4.50%   2.57%   2.71%   4.47%   6.87%  8.26%      9.18%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of pe-
 riod (in millions).....  $ 755  $2,510  $1,795  $1,626  $1,412  $1,262  $ 993      $ 563
Ratio to average net as-
 sets of:
 Expenses, net of waiv-
  ers and reimbursements
  ......................   1.00%   1.00%   1.00%   1.00%   1.00%    .97%   .89%       .99%(c)
 Expenses, before waiv-
  ers and reimburse-
  ments.................   1.00%   1.04%   1.09%   1.04%   1.04%   1.03%   .99%      1.09%(c)
 Net investment
  income(d).............   4.80%   4.53%   2.55%   2.67%   4.33%   6.56%  7.92%      9.16%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

ALLIANCE GOVERNMENT                                    YEAR ENDED JUNE 30,
RESERVES                  ---------------------------------------------------------------------------------------
                           1996    1995     1994     1993     1992     1991     1990     1989     1988     1987
                          ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, begin-
 ning of period.........  $ 1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                          ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...   .0461    .0439    .0244    .0256    .0421    .0640    .0765    .0774   0.0612   0.0541
Net realized gain on in-
 vestments..............     -0-      -0-      -0-    .0001      -0-      -0-    .0001      -0-      -0-      -0-
                          ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net increase in net
 assets from operations.   .0461    .0439    .0244    .0257    .0421    .0640    .0766    .0774   0.0612   0.0541
                          ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
LESS: DISTRIBUTIONS
Dividends from net in-
 vestment income........  (.0461)  (.0439)  (.0244)  (.0256)  (.0421)  (.0640)  (.0765)  (.0774) (0.0612) (0.0541)
Distributions from net
 realized gains.........     -0-      -0-      -0-   (.0001)     -0-      -0-   (.0001)     -0-      -0-      -0-
                          ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total dividends and dis-
 tributions.............  (.0461)  (.0439)  (.0244)  (.0257)  (.0421)  (.0640)  (.0766)  (.0774) (0.0612) (0.0541)
                          ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, end of
 period.................  $ 1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                          ======  =======  =======  =======  =======  =======  =======  =======  =======  =======
TOTAL RETURNS
Total investment return
 based on:
 Net asset value(a).....    4.72%    4.48%    2.48%    2.60%    4.30%    6.61%    7.96%    8.04%    6.31%    5.56%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (in millions)..........  $3,205   $2,514   $2,061   $1,783   $1,572   $1,070     $584     $522     $315     $260
Ratio to average net as-
 sets of:
 Expenses, net of
  waivers and
  reimbursements........    1.00%    1.00%    1.00%    1.00%     .95%     .89%     .88%     .88%     .80%     .95%
 Expenses, before
  waivers and
  reimbursements........    1.01%    1.05%    1.04%    1.02%     .97%     .93%     .98%     .98%     .90%    1.05%
 Net investment
  income(b).............    4.60%    4.42%    2.46%    2.55%    4.17%    6.28%    7.65%    7.86%    6.13%    5.41%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Net of expenses reimbursed or waived by the Adviser.

                                                           SEPTEMBER 1, 1993(A)
ALLIANCE TREASURY RESERVES      YEAR ENDED    YEAR ENDED         THROUGH
                               JUNE 30, 1996 JUNE 30, 1995    JUNE 30, 1994
                               ------------- ------------- --------------------
Net asset value, beginning of
 period.......................   $   1.00      $   1.00          $  1.00
                                 --------      --------          -------
INCOME FROM INVESTMENT OPERA-
 TIONS
Net investment income.........      .0466         .0460            0.260
                                 --------      --------          -------
LESS: DISTRIBUTIONS
Dividends from net investment
 income.......................     (.0466)       (.0460)          (.0260)
                                 --------      --------          -------
Net asset value, end of peri-
 od...........................   $   1.00      $   1.00          $  1.00
                                 ========      ========          =======
TOTAL RETURNS
Total investment return based
 on: net asset value(b).......       4.77%         4.71%            3.18%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in
 thousands)...................   $700,558      $493,702          $80,720
Ratio to average net assets
 of:
 Expenses, net of waivers and
  reimbursements..............        .81%          .69%             .28%(c)
 Expenses, before waivers and
  reimbursements..............       1.05%         1.05%            1.28%(c)
 Net investment income(d).....       4.64%         4.86%            3.24%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                           GENERAL PORTFOLIO
ALLIANCE MUNICIPAL TRUST  ------------------------------------------------------------------------------------------------
                                                                                                         YEAR ENDED
                                        YEAR ENDED JUNE 30,                           SIX MONTHS        DECEMBER 31,
                          ---------------------------------------------------------      ENDED      ----------------------
                           1996    1995       1994    1993    1992    1991    1990   JUNE 30, 1989   1988    1987    1986
                          ------  ------     ------  ------  ------  ------  ------  -------------  ------  ------  ------
Net asset value,
 beginning of period....  $ 1.00  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00      $ 1.00  $ 1.00  $ 1.00
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...    .029    .028       .018    .020    .034    .046    .055       .030        .047    .041    .044
Net realized and
 unrealized loss on
 investments............     -0-   (.003)       -0-     -0-     -0-     -0-     -0-        -0-         -0-     -0-     -0-
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
Net increase in net
 asset value from
 operations.............    .029    .025       .018    .020    .034    .046    .055       .030        .047    .041    .044
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
ADD: CAPITAL
 CONTRIBUTIONS
Capital Contributed by
 the Adviser............     -0-    .003        -0-     -0-     -0-     -0-     -0-        -0-         -0-     -0-     -0-
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
LESS: DISTRIBUTIONS
Dividends from net
 investment income......   (.029)  (.028)     (.018)  (.020)  (.034)  (.046)  (.055)     (.030)      (.047)  (.041)  (.044)
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
Net asset value, end of
 period.................  $ 1.00  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00      $ 1.00  $ 1.00  $ 1.00
                          ======  ======     ======  ======  ======  ======  ======     ======      ======  ======  ======
TOTAL RETURNS
Total investment return
 based on net asset
 value(a)...............    2.93%   2.83%(c)   1.81%   2.05%   3.48%   4.71%   5.65%      6.13%(b)    4.81%   4.18%   4.50%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)...  $1,148  $1,189     $1,134  $1,016    $914    $883    $798       $695        $633    $690    $794
Ratio to average net
 assets of:
 Expense, net of waivers
  and reimbursements....     .95%    .94%       .92%    .92%    .92%    .89%    .83%       .84%(b)     .83%    .80%    .80%
 Expense, before waivers
  and reimbursements....     .95%    .95%       .94%    .94%    .95%    .95%    .93%       .94%(b)     .93%    .90%    .90%
 Net investment
  income(d).............    2.90%   2.78%      1.80%   2.02%   3.40%   4.57%   5.50%      5.96%(b)    4.69%   4.08%   4.31%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Annualized.
(c) The capital contribution by the Adviser has no effect on total return.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                              NEW YORK PORTFOLIO
                          ---------------------------------------------------------------------------------------------------
                                                                                                               YEAR ENDED
                                              YEAR ENDED JUNE 30,                              SIX MONTHS     DECEMBER 31,
                          ------------------------------------------------------------------      ENDED      ----------------
                            1996      1995      1994      1993      1992     1991     1990    JUNE 30, 1989   1988     1987
                          --------  --------  --------  --------  --------  -------  -------  -------------  -------  -------
Net asset value,
 beginning of period....    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00      $ 1.00      $ 1.00   $ 1.00
                          --------  --------  --------  --------  --------  -------  -------     -------     -------  -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...      .028      .028      .018      .019      .034     .042     .051        .027        .041     .036
                          --------  --------  --------  --------  --------  -------  -------     -------     -------  -------
LESS DISTRIBUTIONS
Dividends from net
 investment income......     (.028)    (.028)    (.018)    (.019)    (.034)   (.042)   (.051)      (.027)      (.041)   (.036)
                          --------  --------  --------  --------  --------  -------  -------     -------     -------  -------
Net asset value, end of
 period.................    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00      $ 1.00      $ 1.00   $ 1.00
                          ========  ========  ========  ========  ========  =======  =======     =======     =======  =======
TOTAL RETURNS
Total investment return
 based on
 net asset value(a).....      2.87%     2.84%     1.77%     1.94%     3.47%    4.32%    5.26%       5.61%(b)    4.14%    3.71%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (000's omitted).  $330,984  $177,254  $162,839  $100,529  $100,476  $71,748  $62,536     $41,910     $41,335  $58,684
Ratio to average net
 assets of:
 Expenses, net of
  waivers and
  reimbursements........       .85%      .85%      .84%      .80%      .80%     .80%     .80%        .85%(b)    1.00%     .87%
 Expenses, before
  waivers and
  reimbursements........      1.03%     1.03%     1.08%     1.06%     1.12%    1.15%    1.18%       1.35%(b)    1.33%     .97%
 Net investment
  income(c).............      2.82%     2.81%     1.77%     1.91%     3.35%    4.20%    5.13%       5.45%(b)    4.03%    3.62%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Annualized.
(c) Net of expenses reimbursed or waived by the Adviser.

                                                               CALIFORNIA PORTFOLIO
                          -------------------------------------------------------------------------------------------------------
                                               YEAR ENDED JUNE 30,                               SIX MONTHS      JUNE 2, 1988(A)
                          --------------------------------------------------------------------      ENDED            THROUGH
                            1996      1995      1994      1993      1992      1991      1990    JUNE 30, 1989   DECEMBER 31, 1988
                          --------  --------  --------  --------  --------  --------  --------  -------------   -----------------
Net asset value,
 beginning of period....    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00            $ 1.00
                          --------  --------  --------  --------  --------  --------  --------    --------          --------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...      .029      .027      .018      .020      .032      .043      .050        .029              .030
                          --------  --------  --------  --------  --------  --------  --------    --------          --------
LESS: DISTRIBUTIONS
Dividends from net
 investment income......     (.029)    (.027)    (.018)    (.020)    (.032)    (.043)    (.050)      (.029)            (.030)
                          --------  --------  --------  --------  --------  --------  --------    --------          --------
Net asset value, end of
 period.................    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00            $ 1.00
                          ========  ========  ========  ========  ========  ========  ========    ========          ========
TOTAL RETURNS
Total investment return
 based on
 net asset value(b).....      2.91%     2.78%     1.83%     2.05%     3.26%     4.43%     5.17%       6.02%(c)          5.20%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period
 (000's omitted)........  $297,862  $236,479  $219,673  $156,200  $121,317  $111,957  $104,097    $242,124          $103,390
Ratio to average net
 assets of:
 Expenses, net of
  waivers and
  reimbursements........       .93%      .93%      .93%      .93%      .95%     1.00%      .99%        .92%(c)           .89%(c)
 Expenses, before
  waivers and
  reimbursements........       .94%     1.01%     1.02%     1.02%     1.05%     1.10%     1.09%       1.02%(c)          1.10%(c)
 Net investment
  income(d).............      2.86%     2.75%     1.82%     2.01%     3.18%     4.32%     5.03%       5.90%(c)          5.21%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                CONNECTICUT PORTFOLIO
                          ------------------------------------------------------------------------
                                        YEAR ENDED JUNE 30,                     JANUARY 5, 1990(A)
                          ----------------------------------------------------       THROUGH
                           1996     1995     1994     1993     1992     1991      JUNE 30, 1990
                          -------  -------  -------  -------  -------  -------  ------------------
Net asset value,
 beginning of period ...   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00        $ 1.00
                          -------  -------  -------  -------  -------  -------       -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...     .028     .028     .017     .020     .033     .045          .026
                          -------  -------  -------  -------  -------  -------       -------
LESS: DISTRIBUTIONS
Dividends from net
 investment income......    (.028)   (.028)   (.017)   (.020)   (.033)   (.045)        (.026)
                          -------  -------  -------  -------  -------  -------       -------
Net asset value, end of
 period.................   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00        $ 1.00
                          =======  =======  =======  =======  =======  =======       =======
TOTAL RETURNS
Total investment return
 based on net asset
 value(b)...............     2.88%    2.78%    1.71%    2.00%    3.35%    4.57%         5.53%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (000's omitted).  $95,812  $75,991  $57,314  $56,224  $54,751  $48,482       $27,945
Ratio to net assets of:
 Expenses, net of
  waivers and...........      .80%     .80%     .77%     .70%     .58%     .44%          .19%(c)
 Expenses, before
  waivers and
  reimbursements........     1.15%    1.21%    1.21%    1.16%    1.22%    1.16%         1.10%(c)
 Net investment
  income(d).............     2.84%    2.77%    1.69%    1.97%    3.28%    4.39%         5.39%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                 NEW JERSEY PORTFOLIO
                                          -------------------------------------
                                            YEAR ENDED
                                             JUNE 30,       FEBRUARY 7, 1994(A)
                                          ----------------        THROUGH
                                           1996     1995       JUNE 30, 1994
                                          -------  -------  -------------------
Net asset value, beginning of period.....  $ 1.00   $ 1.00         $ 1.00
                                          -------  -------        -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income....................    .028     .029           .008
                                          -------  -------        -------
LESS: DISTRIBUTIONS
Dividends from net investment income.....   (.028)   (.029)         (.008)
                                          -------  -------        -------
Net asset value, end of period...........  $ 1.00   $ 1.00         $ 1.00
                                          =======  =======        =======
TOTAL RETURNS
Total investment return based on net as-
 set value(b)............................    2.89%    2.93%          2.08%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omit-
 ted).................................... $98,098  $74,133        $36,909
Ratio to average net assets of:
 Expenses, net of waivers and reimburse-
  ments..................................     .82%     .74%           .70%(c)
 Expenses, before waivers and reimburse-
  ments..................................    1.19%    1.29%          1.93%(c)
 Net investment income(d)................    2.84%    2.98%          2.07%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                      VIRGINIA PORTFOLIO       FLORIDA PORTFOLIO
                                  ---------------------------  -----------------
                                                 OCTOBER 25
                                                   1994(A)     JULY 28, 1995(A)
                                   YEAR ENDED      THROUGH          THROUGH
                                  JUNE 30, 1996 JUNE 30, 1995    JUNE 30, 1996
                                  ------------- -------------  -----------------
Net asset value, beginning of
 period.........................      $ 1.00        $ 1.00           $ 1.00

                                     -------       -------          -------
INCOME FROM INVESTMENT OPERA-
 TIONS
Net investment income...........        .029          .023             .030

                                     -------       -------          -------
LESS DISTRIBUTIONS
Dividends from net investment
 income.........................       (.029)        (.023)           (.030)

                                     -------       -------          -------
Net asset value, end of period..      $ 1.00        $ 1.00           $ 1.00

                                     =======       =======          =======
TAX RETURNS
Total investment return based on
 net asset value(b).............        2.97%         3.48%(c)         3.32%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's
 omitted).......................     $89,557       $66,921          $91,179
Ratio to average net assets of:
 Expenses, net of waivers and
  reimbursements................         .78%          .44%(c)          .58%(c)
 Expenses, before waivers and
  reimbursements................        1.15%         1.30%(c)         1.24%(c)
 Net investment income(d).......        2.91%         3.48%(c)         3.12%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and re-demption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                ---------------

  From time to time each Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. For ACR divi-dends for the seven days ended June 30, 1996 amounted to an annualized yield of 4.44%, equivalent to an effective yield of 4.54%. For AMR dividends for the seven days ended June 30, 1996, after expense reimbursement, amounted to an annualized yield of 4.48%, equivalent to an effective yield of 4.58%. Absent such reimbursement, the annualized yield for such period would have been 4.00%, equivalent to an effective yield of 4.08%. For AGR dividends for the seven days ended June 30, 1996, after expense reimbursement, amounted to an annualized yield of 4.38%, equivalent to an effective yield of 4.48%. Absent such reimbursement, the annualized yield for such period would have been 4.29%, equivalent to an effective yield of 4.38%. For ATR dividends for the seven days ended June 30, 1996, after expense reimbursement, amounted to an annualized yield of 4.37%, equivalent to an effective yield of 4.47%. Absent such reimbursement, the annualized yield for such period would have been 4.19%, equivalent to an effective yield of 4.28%. For AMT-General dividends for the seven days ended June 30, 1996, after expense reimbursement, amounted to an annualized yield of 2.74%, equivalent to an effective yield of 2.78%. Absent such reimbursement, the annualized yield for such period would have been 2.69%, equivalent to an effective yield of 2.73%. For AMT-New York divi-dends for the seven days ended June 30, 1996, after expense reimbursement, amounted to an annualized yield of 2.68%, equivalent to an effective yield of 2.72%. Absent such reimbursement, the annualized yield for such period would have been 2.16%, equivalent to an effective yield of 2.18%. For AMT-California dividends for the seven days ended June 30, 1996, after expense reimbursement, amounted to an annualized yield of 2.64%, equivalent to an effective yield of 2.68%. Absent such reimbursement, the annualized yield for such period would have been 2.56%, equivalent to an effective yield of 2.59%. For AMT-Connecti-cut dividends for the seven days ended June 30, 1996, after expense reimburse-ment, amounted to an annualized yield of 2.67%, equivalent to an effective yield of 2.71%. Absent such reimbursement, the annualized yield for such pe-riod would have been 2.31%, equivalent to an effective yield of 2.34%. For AMT-New Jersey dividends for the seven days ended June 30, 1996, after expense reimbursement, amounted to an annualized yield of 2.61%, equivalent to an ef-fective yield of 2.64%. Absent such reimbursement, the annualized yield for such period would have been 2.24%, equivalent to an effective yield of 2.27%. For AMT-Virginia dividends for the seven days ended June 30, 1996, after ex-pense reimbursement, amounted to an annualized yield of 2.73%, equivalent to an effective yield of 2.77%. Absent such reimbursement, the annualized yield for such period would have been 2.49%, equivalent to an effective yield of 2.52%. For AMT-Florida dividends for the seven days ended June 30, 1996, after expense reimbursement, amounted to an annualized yield of 2.92%, equivalent to an effective yield of 2.96%. Absent such reimbursement, the annualized yield for such period would have been 2.49%, equivalent to an effective yield of 2.52%.
                    INVESTMENT OBJECTIVES AND POLICIES
  The investment objective of Alliance Money Reserves is maximum current in-come to the extent consistent with safety of principal and liquidity. The in-vestment objectives of each of the other Funds are--in the following order of priority--safety of principal, excellent liquidity and, to the extent consis-tent with the first two objectives, maximum current income that is, in the case of each Portfolio of Alliance Municipal Trust, exempt from income taxa-tion to the extent described below. As a matter of fundamental policy, each Fund, except for AMT-Florida, pursues its objectives by maintaining a portfo-lio of high-quality money market securities all of which at the time of in-vestment have remaining maturities of one year (397 days with respect to ATR, AMT-New Jersey and AMT-Virginia) or less, which maturities may extend to 397 days. AMT-Florida pursues its objectives by investing in high quality munici-pal securities having remaining maturities of 397 days or less (which maturi-ties may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as amended). While the fundamental policies described above and the "other fundamental investment policies" described below may not be changed without shareholder approval, each Fund may, upon notice to shareholders, but without such approval, change nonfundamental investment policies or create ad-ditional classes of shares in order to establish portfolios which may have different investment objectives. There can be no assurance that any Fund's ob-jectives will be achieved.

  The Funds will comply with Rule 2a-7 of the 1940 Act as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. The average maturity of each Fund's portfolio cannot exceed 90 days. A more detailed description of Rule 2a-7 is set forth in each Fund's Statement of Additional Information.

ALLIANCE CAPITAL RESERVES

  The money market securities in which Alliance Capital Reserves ("ACR") in-vests include: (1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits issued or guaranteed by banks or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation and certificates of deposit and bankers' acceptances denominated in U.S. dollars and issued by U.S. branches of foreign banks having total as-sets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which the Fund may invest; (3) commercial paper of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Serv-ice, Inc. ("Moody's") or, if not rated, issued by companies having outstanding debt securities rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies; and
(4) repurchase agreements that are collateralized in full each day by liquid securities of the types listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, ACR's Cus-todian, and would create a loss to the Fund if, in the event of a dealer de-fault, the proceeds from the sale of the collateral were less than the repur-chase price. ACR may also invest in certificates of deposit issued by, and time deposits maintained at, foreign branches of domestic banks described in
(2) above and prime quality dollar-denominated commercial paper issued by for-eign companies meeting the criteria specified in (3) above.

  ACR may purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees of ACR, in-cluding securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act. Restricted securities are securities subject to contractual or legal restric-tions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act.

  ACR may invest in asset-backed securities that meet its existing diversifi-cation, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a benefi-cial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corpora-tion. Although the securities may have some form of credit or liquidity en-hancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is ACR's current intention to limit its investment in such securities to not more than 5% of its net assets.

  Other Fundamental Investment Policies. To maintain portfolio diversification and reduce investment risk, ACR may not: (1) invest more than 25% of its as-sets in the securities of issuers conducting their principal business activi-ties in any one industry although there is no such limitation with respect to U.S. Government securities or certificates of deposit, bankers' acceptances and interest-bearing savings deposits; (2) invest more than 5% of its assets in securities of any one issuer (except the U.S. Government) although with re-spect to one-quarter of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any is-suer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Government); (4) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in ag-gregate amounts not exceeding 15% of its assets and to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests; or (5) mortgage, pledge or hypothecate its assets except to secure such borrowings.

  As a matter of operating policy, fundamental policy number (2) would give ACR the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the fu-ture.

ALLIANCE MONEY RESERVES

  The money markey securities in which Alliance Money Reserves ("AMR") invests include: (1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the "U.S. Govern-ment"); (2) certificates of deposit and bankers' acceptances issued or guaran-teed by, or time deposits maintained at, banks or savings and loan associa-tions (including foreign branches of U.S. banks or U.S. or foreign branches or foreign banks) having total assets of more than $500 million; (3) commercial paper of high quality [i.e., rated A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's"), Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), Fitch-1 or Fitch-2 by Fitch Investors Service, Inc., or Duff 1 or Duff 2 by Duff & Phelps Inc. or, if not rated, issued by U.S. or foreign companies hav-ing outstanding debt securities rated AAA, AA or A by Standard & Poor's or Aaa, Aa, or A by Moody's] and participation interests in loans extended by banks to such companies; and (4) repurchase agreements that are collateralized in full each day by liquid securities of the types listed above. Repurchase agreements may be entered into only with those banks (including State Street Bank and Trust Company, AMR's Custodian) or broker-dealers ("vendors") that are eligible under the procedure adopted by the Trustees for evaluating and monitoring the creditworthiness of such vendors. A repurchase agreement would create a loss to AMR if, in the event of a vendor default, the proceeds from the sale of the collateral were less than the repurchase price.

  To the extent AMR purchases money market instruments issued by foreign enti-ties, consideration will be given to the domestic marketability of such in-struments, and possible interruptions of, or restrictions on, the flow of in-ternational currency transactions.

  AMR may purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees of AMR, in-cluding securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act. Restricted securities are securities subject to contractual or legal restric-tions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act.

  AMR may invest in asset-backed securities that meet its existing diversifi-cation, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a benefi-cial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corpora-tion. Although the securities may have some form of credit or liquidity en-hancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Fund's current inten-tion to limit its investment in such securities to not more than 5% of its net assets.

  Other Fundamental Investment Policies. To maintain portfolio diversification and reduce investment risk, AMR may not (1) invest more than 25% of its assets in the securities of issuers conducting their principal business activities in any one industry although there is no such limitation with respect to U.S. Government securities or certificates of deposit, bankers' acceptances and in-terest bearing savings deposits; (2) invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government) although with re-spect to one-quarter of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any is-suer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities or any issuer (except the U.S. Government); (4) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in ag-gregate amounts not exceeding 15% of its assets and to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests; or (5) mortgage, pledge or hypothecate its assets except to secure such borrowings.

  As a matter of operating policy, fundamental policy number (2) would give AMR the ability to invest with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the fu-ture.

ALLIANCE GOVERNMENT RESERVES

  The securities in which Alliance Government Reserves ("AGR") invests are:
(1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the "U.S. Government"), in-cluding issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress; and (2) repurchase agreements that are collateralized in full each day by the types of securities listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securi-ties or State Street Bank and Trust Company, AGR's Custodian, and would create a loss to the Fund if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. AGR may commit up to 15% of its net assets to the purchase of when-issued U.S. Government secu-rities, whose value may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Fund.

  Other Fundamental Investment Policies. To maintain portfolio diversification and reduce investment risk, AGR may not: (1) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggre-gate amounts not exceeding 10% of its assets and to be used exclusively to fa-cilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and it will not purchase any investment while any such borrowings exist; or (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to se-cure such borrowings.

ALLIANCE TREASURY RESERVES

  The securities in which Alliance Treasury Reserves ("ATR") invests are: (1) issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds; and (2) repurchase agreements that are collateralized in full each day by the types of securities listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New
York) in U.S. Government securities or State Street Bank and Trust Company, ATR's Custodian. For each repurchase agreement, ATR requires continual mainte-nance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, ATR might suffer a loss to the extent that the proceeds from the sale of the col-lateral were less than the repurchase price. ATR may commit up to 15% of its net assets to the purchase of when-issued U.S. Treasury securities. Delivery and payment for when-issued securities takes place after the transaction date. The payment amount and the interest rate that will be received on the securi-ties are fixed on the transaction date. The value of such securities may fluc-tuate prior to their settlement, thereby creating an unrealized gain or loss to ATR.

  Other Fundamental Investment Policies. To maintain portfolio diversification and reduce investment risk, ATR may not: (1) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggre-gate amounts not exceeding 10% of its assets and to be used exclusively to fa-cilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and it will not purchase any investment while any such borrowings exist; or (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to se-cure such borrowings.

ALLIANCE MUNICIPAL TRUST

  The investment objectives of each Portfolio are safety of principal, liquid-ity and, to the extent consistent with these objectives, maximum current in-come that is exempt from income taxation to the extent described below. Except when a Portfolio assumes a temporary defensive position, as a matter of funda-mental policy, at least 80% of each Portfolio's total assets will be invested in municipal securities (as opposed to the taxable investments described be-low). Normally, substantially all of each Portfolio's income will be tax-ex-empt as described below (e.g., for 1995, 100% of the income of each Portfolio was exempt from Federal income taxes).

  The General Portfolio seeks maximum current income that is exempt from Fed-eral income taxes by investing principally in a diversified portfolio of high quality municipal securities. Such income may be subject to state or local in-come taxes.

  The New York Portfolio seeks maximum current income that is exempt from Fed-eral, New York state and New York City personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by New York state or its political subdivisions.

  The California Portfolio seeks maximum current income that is exempt from Federal and California state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of California or its po-litical subdivisions.

  The Connecticut Portfolio seeks maximum current income that is exempt from Federal and Connecticut state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of Connecticut or its political subdivisions.

  The New Jersey Portfolio seeks maximum current income that is exempt from Federal and New Jersey state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of New Jersey or its po-litical subdivisions. The New

Jersey Portfolio will invest not less than 80% of its net assets in securities the interest on which is exempt from New Jersey personal income taxes [i.e. New Jersey municipal securities and obligations of the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities")]. In addition, during periods when Alliance Capital Management L.P. (the "Adviser") believes that New Jersey municipal securities that meet the New Jersey Portfolio's standards are not available, it may invest a portion of its assets in securi-ties whose interest payments are only federally tax-exempt.

  The Virginia Portfolio seeks maximum current income that is exempt from Fed-eral and Virginia state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the Commonwealth of Virginia or its political subdivisions.

  The Florida Portfolio seeks maximum current income that is exempt from Fed-eral income tax and State of Florida intangible tax by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by Florida or its political subdivisions.

  Each Portfolio of the Fund may invest without limitation in tax-exempt mu-nicipal securities subject to the alternative minimum tax (the "AMT").

  Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividends paid by a regulated investment company which receives interest from such specified pri-vate activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) inter-est on all tax-exempt obligations will be included in "adjusted current earn-ings" of corporations for AMT purposes. Such bonds have provided, and may con-tinue to provide, somewhat higher yields than other comparable municipal secu-rities. See below, "Daily Dividends, Other Distributions, Taxes."

  There can be no assurance that the Portfolios will achieve their investment objectives. Potential investors in the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios should consider the greater risk of the concentration of such Portfolios versus the safety that comes with less concentrated investments and should compare yields available on portfolios of the relevant state's issues with those of more diversified portfolios, includ-ing other states' issues, before making an investment decision. The Adviser believes that by maintaining each Portfolio's investments in liquid, short-term, high quality investments, each Portfolio is largely insulated from the credit risks that exist on long-term municipal securities of the relevant state. See the Statement of Additional Information for a more detailed discus-sion of the financial condition of New York, California, Connecticut, New Jer-sey, Virginia and Florida.

  Municipal Securities. The municipal securities in which each Portfolio in-vests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various sea-sonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are se-cured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

  A Portfolio may invest in variable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, ac-cordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may include participation interests in industrial development bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 bil-lion. The letters of credit of any single bank in respect of all variable rate obligations will not cover more than 10% of a Portfolio's total assets.

  Each Portfolios' municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's Investors Service, Inc. (Aaa and Aa, MIG 1 and MIG 2, or VMIG 1 and VMIG 2) or Standard & Poor's Corporation (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of comparable quality. Securities must also meet credit standards applied by the Adviser.

  To further enhance the quality and liquidity of the securities in which the Portfolios invest, such securities frequently are supported by credit and li-quidity enhancements, such as letters of credit, from third party financial institutions. The Adviser continuously monitors the credit quality of such third parties; however, changes in the credit quality of such a financial in-stitution could cause a Portfolio's investments backed by that institution to lose value and affect a Portfolio's share price.

  A Portfolio also may invest in stand-by commitments, which may involve cer-tain expenses and risks, but such commitments are not expected to comprise more than 5% of any Portfolio's net assets. A Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. The Fund's custo-dian will maintain, in a separate account of the respective Portfolio, liquid high-grade debt securities having value equal to, or greater than, such when-issued securities. The price of when-issued securities, which is generally ex-pressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities takes place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluc-tuate prior to their settlement, thereby creating an unrealized gain or loss to a Portfolio.

  Taxable Investments. The taxable investments in which each Portfolio may in-vest include obligations of the U.S. Government and its agencies, high quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

  Other Fundamental Investment Policies. To reduce investment risk, the Gen-eral Portfolio may not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state, and no Portfolio may invest more than 25% of its total assets in municipal securities the interest upon which is paid from revenues of similar-type projects; a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although (i) with respect to 25% of its total as-sets the General Portfolio may invest up to 10% per issuer, and (ii) the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios may invest 50% of their respective total assets in as few as four issuers (but no more than 25% of total assets in any one issuer); and a Portfolio may not pur-chase more than 10% of any class of the voting securities of any one issuer except those of the U.S. Government.

                       PURCHASE AND REDEMPTION OF SHARES

PURCHASE OF SHARES

 A. BY SWEEP

  Your brokerage account will be coded to sweep cash balances into shares of the Fund you have selected. There is a $500 minimum initial investment for all Funds. Free credit balances arising in your brokerage account from check de-posits, dividend payments, interest payments and other credits will be in-vested in the selected Fund on the business day after posting. Free credit balances arising from the sale of securities will be invested into the se-lected Fund on the business day following settlement. We will, however, hold back and not invest in the Fund sufficient monies to pay for security pur-chases which have not yet settled.

 B. BY CHECK THROUGH FSC SECURITIES CORPORATION

  Mail your check, payable to Pershing to: Pershing, P.O. Box 2061, Jersey City, NJ 07303-2061 who will deposit it into your brokerage account. Please indicate your Pershing account number on the check. Check deposits will be el-igible for investment in the Fund selected on the business day following posting to your brokerage account.

REDEMPTIONS

 A. BY CHECKWRITING

  Available from Pershing is a checkbook from which you may write checks made payable to any payee in any amount of $100 or more. The maximum amount that a check may be written for will depend upon a combination of your Fund shares, other available cash in your brokerage account, and the available margin loan value of securities in your brokerage account if your brokerage account is established as a margin account. In order to establish checkwriting you must complete a signature card which you can obtain from your Financial Consultant. There is no separate charge for the checkwriting service. The checkwriting service enables you to receive the daily dividends declared on the Fund shares to be redeemed until the day that your check is presented for payment.

 B. BY SWEEP

  A sufficient number of shares will be redeemed automatically on settlement date to pay for all securities transactions. A sufficient number of shares will also be redeemed to satisfy any withdrawals or debits posted to the bro-kerage account.

                            ADDITIONAL INFORMATION

  SHARE PRICE. Shares are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of each Fund's shares is determined each business day at 12:00 Noon and 4:00 p.m. (New York time). The net asset value per share of a Fund is calculated by taking the sum of the value of that Fund's investments (amor-tized cost value is used for this purpose) and any cash or other assets, sub-tracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

  TIMING OF INVESTMENTS AND REDEMPTIONS. The Funds have two transaction times each business day, 12:00 Noon and 4:00 p.m. (New York time). New investments represented by Federal funds or bank wire monies received by State Street Bank at any time during a day prior to 4:00 p.m. are entitled to the full dividend to be paid to shareholders for that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is re-ceived before or after 12:00 Noon.

  During drastic economic or market developments, shareholders might have dif-ficulty in reaching Alliance Fund Services, Inc. by telephone in which event the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown in this prospectus. The Funds reserve the right to suspend or terminate their telephone service at any time without notice. Nei-ther the Funds nor the Adviser, or Alliance Fund Services, Inc. will be re-sponsible for the authenticity of telephone requests to purchase or sell shares. Alliance Fund Services, Inc. will employ reasonable procedures in or-der to verify that telephone requests are genuine and could be liable for losses arising from unauthorized transactions if it failed to do so. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

  Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions.

  SMALL ACCOUNT CHARGE. The Funds impose service charges upon financial intermediaries to reflect the relatively higher costs of small accounts and small transactions; these intermediaries may in turn pass on such charges to affected accounts.

  DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of each Fund is determined each business day at 4:00 p.m. (New York time) and is paid immedi-ately thereafter pro rata to shareholders of that Fund of record via automatic investment in additional full and fractional shares of that Fund in each shareholder's account. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

  Net income consists of all accrued interest income on Fund assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in its net asset value and are not included in net income.

  Distributions to you out of tax-exempt interest income earned by each Port-folio of Alliance Municipal Trust are not subject to Federal income tax (other than the AMT), but, in the case of the General Portfolio, may be subject to state or local income taxes. Any exempt-interest dividends derived from inter-est on municipal securities subject to the AMT will be a specific preference item for purposes of the Federal individual and corporate AMT. Distributions to residents of New York out of income earned by the New York Portfolio from New York municipal securities are exempt from New York state and New York City personal income taxes. Distributions to residents of California out of income earned by the California Portfolio from California municipal securities are exempt from California personal income taxes. Distributions to individuals who are residents of Connecticut out of income earned by the Connecticut Portfolio from Connecticut municipal securities are exempt from Connecticut personal in-come taxes. Distributions to residents of New Jersey out of income earned by the New Jersey Portfolio from New Jersey municipal securities or U.S. Govern-ment Securities are exempt from New Jersey state personal income taxes. Dis-tributions from the New Jersey Portfolio are, however, subject to the New Jer-sey Corporation Business (Franchise) Tax and the New Jersey Corporation Income Tax payable by corporate shareholders. Distributions to residents of Virginia out of income earned by the Virginia Portfolio from Virginia municipal securi-ties or obligations of the United States or any authority, commission or in-strumentality of the United States are exempt from Virginia individual, es-tate, trust, or corporate income tax. Dividends paid by the Florida Portfolio to individual Florida shareholders will not be subject to Florida income tax, which is imposed only on corporations. However, Florida currently imposes an "intangible tax" at the rate of $2.00 per $1,000 taxable value of certain se-curities, such as shares of the Portfolio, and other intangible assets owned by Florida residents. U.S. Government securities and Florida municipal securi-ties are exempt from this intangible tax. It is anticipated that the Florida Portfolio shares will qualify for exemption from the Florida intangible tax. In order to so qualify, the Florida Portfolio must, among other things, have its entire portfolio invested in U.S. Government securities and Florida munic-ipal securities on December 31 of any year. Exempt-interest dividends paid by the Florida Portfolio to corporate shareholders will be subject to Florida corporate income tax. Distributions out of taxable interest income, other in-vestment income, and short-term capital gains are taxable to you as ordinary income and distributions of long-term capital gains, if any, are taxable as long-term capital gains irrespective of the length of time you may have held your shares. Distributions of short and long-term capital gains, if any, are normally made near year-end. Each year shortly after December 31, the Funds will send you tax information stating the amount and type of all its distribu-tions for the year just ended.

  THE ADVISER. Each Fund retains Alliance Capital Management L. P., 1345 Ave-nue of the Americas, New York, NY 10105 under separate Advisory Agreements to provide investment advice and, in general, to supervise its management and in-vestment program, subject to the general control of the Trustees of each Fund. For the fiscal year ended June 30, 1996, ACR, AMR, AGR, ATR, AMT-General, AMT-NY, AMT-CA, AMT-CT, AMT-NJ and AMT-VA each paid the Adviser an advisory fee at an annual rate of .47, .49, .48, .50, .50, .42, .50, .25, .23 and .22 of 1%,
respectively, of the average daily value of the respective Portfolio's net as-sets. For the period ended June 30, 1996, the Adviser waived the advisory fee for AMT-FL.

  Under a Distribution Services Agreement (the "Agreement"), each Fund pays the Adviser at a maximum annual rate of .25 of 1% of the Fund's aggregate av-erage daily net assets. For the period ended June 30, 1996, ACR, AMR, AGR, ATR, AMT-General, AMT-NY, AMT-CA, AMT-CT, AMT-NJ, AMT-VA and AMT-FL each paid the Adviser a distribution services fee at an annual rate of .25, .25, .24,
 .01, .25, .15, .24, .15, .15, .15 and .15 of 1%, respectively, of the average daily value of the net assets of each Portfolio. Substantially all such monies (together with significant amounts from the Adviser's own resources) are paid by the Adviser to broker-dealers and other financial intermediaries for their distribution assistance and to banks and other depository institutions for ad-ministrative and accounting services provided to the Funds, with any remaining amounts being used to partially defray other expenses incurred by the Adviser in distributing the Funds' shares. The Funds believe that the administrative services provided by depository institutions are permissible activities under present banking laws and regulations and will take appropriate actions (which should not adversely affect the Funds or their shareholders) in the future to maintain such legal conformity should any changes in, or inter-pretations of, such laws or regulations occur.

  The Adviser will reimburse each Fund to the extent that aggregate operating expenses of that Fund (including the Adviser's fee and expenses incurred under the Agreement) exceed 1% of its average daily net assets for any fiscal year.

  CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Com-pany, P.O. Box 1912, Boston, MA 02105, is the Funds' Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520 and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Funds' Transfer Agent and Distributor, respectively.

  FUND ORGANIZATION. AGR and ATR are series of Alliance Government Reserves which is a diversified open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in October 1984, having previously been a Maryland corporation since its forma-tion in December 1978. ACR and AMR are series of Alliance Capital Reserves, a diversified open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in October 1984, having previously been a Maryland corporation since its formation in April 1978. AMT-General is a diversified, and AMT-NY, AMT-CA, AMT-CT, AMT-NJ, AMT-VA and AMT-FL are non-diversified series of Alliance Municipal Trust, which is also an open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in April 1985, having previously been a Maryland corporation since its formation in January 1983. Each Fund's activities are supervised by its Trustees. Normally, shares of each series of Alliance Municipal Trust, Alliance Government Re-serves and Alliance Capital Reserves are entitled to one vote per share, and vote as a single series, on matters that affect each series in substantially the same manner. Massachusetts law does not require annual meetings of share-holders and it is anticipated that shareholder meetings will be held only when required by Federal law. Shareholders have available certain procedures for the removal of Trustees.

  REPORTS. You receive semi-annual and annual reports for your Fund as well as a monthly summary of your account.

  Since this prospectus sets forth information about all the Funds, it is the-oretically possible that a Fund might be liable for any materially inaccurate or incomplete disclosure in this prospectus concerning another Fund. Based on the advice of counsel, however, the Funds believe that the potential liability of each Fund with respect to the disclosure in this prospectus extends only to the disclosure relating to that Fund.